SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 15, 2023	Aug. 15, 2023	Aug. 02, 2023	Aug. 04, 2022	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Shareholder’s distributions									$ (11)	$ (129)		$ 616	$ (7,322)
Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues											265,000
Shareholder’s distributions											$ 2,000,000
Investor [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues				10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date, Description			August 15, 2023, by up to an additional six (6) months, to be in two extensions of three (3) months each
Stock issued during period shares new issues	30,000		10,000		40,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues								265,000
Shareholder’s distributions								$ 530,000
Share price					$ 2.00			$ 2.00		$ 2.00
Subsequent Event [Member] | Gerry Newman [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues							640,000
Subsequent Event [Member] | Jacqueline Anz [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues						7,880,000
Shareholder’s distributions						$ 78,800
Subsequent Event [Member] | Christopher Von Zwehl [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues					595,000
Stock Issued During Period Shares Issued For Services					1,650,000
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date, Description		15 November 2023